Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Summary Of Inventory

	December 31,
(Thousands of dollars)	2014	2013
Finished products - FIFO basis	$200,272	$366,124
Less LIFO - finished products	(144,283)	(307,706)
Finished products - LIFO basis	55,989	58,418
Store merchandise for resale	98,712	97,058
Materials and supplies	2,345	2,319
Total inventories	$157,046	$157,795